Employee Benefit Plans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plans
Contributions	$ 21.3	$ 18.5	$ 16.5
Minimum
Defined Contribution Plans
Employer contribution (as a percent)	2.00%
Employer matching contribution, excluding employees who are awarded based on target benefit contributions (as a percent)	0.00%
Maximum
Defined Contribution Plans
Employer contribution (as a percent)	5.04%
Employer matching contribution, excluding employees who are awarded based on target benefit contributions (as a percent)	5.00%